Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Statement of Other Comprehensive Income [Abstract]
Net income	$ 2,622	$ 2,179	$ 6,397	$ 6,040
Other comprehensive income, before tax
Unrealized securities gains (losses) arising during the period	419	(280)	227	893
Income tax (expense) benefit	(160)	103	(86)	(355)
Comprehensive income	$ 2,881	$ 2,002	$ 6,538	$ 6,578